UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Equity Income Fund

June 15, 2017

Prudential Jennison Equity Income Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	9.02	3.10	7.92	5.66	—
Class B	8.61	3.31	8.19	5.47	—
Class C	8.64	7.33	8.33	5.48	—
Class Q	9.27	9.56	9.54	N/A	8.96 (1/18/11)
Class R	8.89	8.84	8.88	N/A	8.30 (1/18/11)
Class Z	9.16	9.35	9.41	N/A	8.87 (8/22/08)
Lipper Equity Income Funds Index**	11.60	15.18	11.53	5.55	—
S&P 500 Index	13.31	17.90	13.66	7.15	—
Lipper Equity Income Funds Average	10.90	14.27	10.63	5.81	—

*Not annualized.

**Returns for the Lipper Equity Income Funds Index reflect the expenses of the mutual funds included in the Index.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Equity Income Funds Index—Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the US diversified equity fund universe. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 10.70% for Class Q and Class R shares and 8.32% for Class Z shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 12.74% for Class Q and Class R shares and 9.76% for Class Z shares.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Income Funds universe for the periods noted. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 are 10.02% for Class Q and Class R shares and 8.11% for Class Z shares.

Prudential Jennison Equity Income Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if it included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average and the Lipper Equity Income Funds Index reflect the deduction of mutual fund operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Microsoft Corp., Software	3.7
Cisco Systems, Inc., Communications Equipment	3.6
Royal Dutch Shell PLC (Netherlands), Oil, Gas & Consumable Fuels	3.6
DXC Technology Co., IT Services	3.5
JPMorgan Chase & Co., Banks	3.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Oil, Gas & Consumable Fuels	10.8
Banks	10.7
Pharmaceuticals	8.8
Food Products	5.5
Road & Rail	4.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Equity Income Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Equity Income Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,090.20	1.17%	$6.06
	Hypothetical	$1,000.00	$1,018.99	1.17%	$5.86
Class B	Actual	$1,000.00	$1,086.10	1.92%	$9.93
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59
Class C	Actual	$1,000.00	$1,086.40	1.92%	$9.93
	Hypothetical	$1,000.00	$1,015.27	1.92%	$9.59
Class Q	Actual	$1,000.00	$1,092.70	0.81%	$4.20
	Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Class R	Actual	$1,000.00	$1,088.90	1.42%	$7.35
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class Z	Actual	$1,000.00	$1,091.60	0.92%	$4.77
	Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 89.7%

Aerospace & Defense 3.9%
General Dynamics Corp.	187,150	$36,267,799
Lockheed Martin Corp.	129,207	34,814,826
Safran SA (France)	297,449	24,627,277

		95,709,902

Air Freight & Logistics 0.4%
bpost SA (Belgium)	421,084	10,092,526

Banks 9.5%
Bank of America Corp.	2,697,055	62,949,264
BB&T Corp.	1,131,746	48,868,792
JPMorgan Chase & Co.	982,112	85,443,744
PNC Financial Services Group, Inc. (The)	292,908	35,075,733

		232,337,533

Beverages 0.5%
Molson Coors Brewing Co. (Class B Stock)	128,728	12,343,728

Capital Markets 2.7%
Goldman Sachs Group, Inc. (The)	298,440	66,790,872

Chemicals 3.7%
Agrium, Inc. (Canada)	163,591	15,354,221
Air Products & Chemicals, Inc.	181,306	25,473,493
Dow Chemical Co. (The)	395,089	24,811,589
FMC Corp.	339,670	24,874,034

		90,513,337

Communications Equipment 3.6%
Cisco Systems, Inc.	2,597,716	88,504,184

Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*(g)(f)^	100,000	799,888

Diversified Telecommunication Services 0.4%
Frontier Communications Corp.	5,069,761	9,531,151

Electric Utilities 1.0%
Exelon Corp.	702,346	24,322,242

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Energy Equipment & Services 2.9%
Baker Hughes, Inc.	782,054	$46,430,546
US Silica Holdings, Inc.	564,097	23,410,025

		69,840,571

Equity Real Estate Investment Trusts (REITs) 3.0%
CyrusOne, Inc.	1,012,044	55,298,084
QTS Realty Trust, Inc. (Class A Stock)	332,355	17,761,051

		73,059,135

Food Products 5.5%
Conagra Brands, Inc.	884,034	34,282,838
Hershey Co. (The)	226,619	24,520,176
Kraft Heinz Co. (The)	620,347	56,073,165
Pilgrim’s Pride Corp.(a)	743,779	19,308,503

		134,184,682

Health Care Providers & Services 0.5%
Aetna, Inc.	93,236	12,593,387

Hotels, Restaurants & Leisure 3.9%
Dunkin’ Brands Group, Inc.	507,708	28,360,569
McDonald’s Corp.	334,312	46,780,278
Starbucks Corp.	332,351	19,961,001

		95,101,848

Independent Power & Renewable Electricity Producers 1.4%
Atlantica Yield PLC (Spain)	1,612,518	33,604,875

Industrial Conglomerates 1.2%
Honeywell International, Inc.	216,883	28,442,037

IT Services 3.5%
DXC Technology Co.*	1,151,715	86,770,208

Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	223,495	36,950,428

Machinery 0.5%
Caterpillar, Inc.	129,664	13,259,441

Media 2.6%
Time Warner, Inc.	451,007	44,771,465
Twenty-First Century Fox, Inc. (Class A Stock)	648,864	19,816,306

		64,587,771

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 3.2%
MFA Financial, Inc.	4,144,768	$34,443,022
Starwood Property Trust, Inc.	1,955,233	44,364,237

		78,807,259

Oil, Gas & Consumable Fuels 10.4%
Cheniere Energy Partners LP Holdings LLC(a)	2,623,172	67,363,057
Kinder Morgan, Inc.	1,216,330	25,092,888
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,694,366	88,428,961
Suncor Energy, Inc. (Canada)	590,195	18,508,515
Targa Resources Corp.	370,497	20,425,500
Williams Cos., Inc. (The)	1,151,441	35,268,638

		255,087,559

Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	1,122,302	62,905,027
Eli Lilly & Co.	553,173	45,393,376
Pfizer, Inc.	1,450,189	49,190,411

		157,488,814

Road & Rail 4.2%
CSX Corp.	651,284	33,111,279
Ryder System, Inc.	391,263	26,570,670
Union Pacific Corp.	396,964	44,444,089

		104,126,038

Semiconductors & Semiconductor Equipment 1.0%
Texas Instruments, Inc.	313,890	24,853,810

Software 3.7%
Microsoft Corp.	1,327,845	90,904,269

Specialty Retail 2.0%
Home Depot, Inc. (The)	217,081	33,886,344
TJX Cos., Inc. (The)	182,174	14,326,163

		48,212,507

Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	487,137	69,977,230

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	763,892	30,089,706

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description			Shares	Value
COMMON STOCKS (Continued)

Tobacco 1.5%
Altria Group, Inc.			498,961	$35,815,421

Transportation Infrastructure 1.0%
EcoRodovias Infraestrutura e Logistica SA (Brazil)			8,339,455	24,697,430

TOTAL COMMON STOCKS (cost $1,787,121,683)				2,199,399,789

PREFERRED STOCKS 8.8%

Diversified Telecommunication Services 1.0%
Frontier Communications Corp., Series A, CVT, 11.125%			583,020	25,851,107

Electric Utilities 0.9%
NextEra Energy, Inc., CVT, 6.123%			400,852	21,004,645

Electronic Equipment, Instruments & Components 0.9%
Belden, Inc., Series B, CVT, 6.75%			222,304	21,890,275

Equity Real Estate Investment Trusts (REITs) 1.1%
American Tower Corp., Series B, CVT, 5.50%(a)			227,426	26,324,559

Internet Software & Services 2.1%
Mandatory Exchangeable Trust (China), CVT, 5.75%, 144A(g)			366,523	50,393,247

Oil, Gas & Consumable Fuels 0.4%
Hess Corp., CVT, 8.00%			167,310	9,980,042

Pharmaceuticals 2.4%
Allergan PLC, Series A, CVT, 5.50%			67,813	58,711,139

TOTAL PREFERRED STOCKS (cost $216,597,818)				214,155,014

	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND 1.2%

Banks
Wells Fargo Bank NA, Sr. Unsec’d. Notes, Reference Entity Targa Resources Corp., 144A(g)^ (cost $23,309,840)	8.030%	07/21/17	53,783	29,698,973

TOTAL LONG-TERM INVESTMENTS (cost $2,027,029,341)				2,443,253,776

See Notes to Financial Statements.

12

Description	Shares	Value
SHORT-TERM INVESTMENTS 0.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	2,689,214	$2,689,214
Prudential Investment Portfolios 2 - Prudential Institutional Money Market (cost $5,465,868; includes $5,414,040 of cash collateral for securities on loan)(w)(b)	5,464,853	5,465,946

TOTAL SHORT-TERM INVESTMENTS (cost $8,155,082)		8,155,160

TOTAL INVESTMENTS 100.0% (cost $2,035,184,423)		2,451,408,936
Liabilities in excess of other assets 0.0%		(334,061)

NET ASSETS 100.0%		$2,451,074,875

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $30,498,861 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,282,938; cash collateral of $5,414,040 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate cost of the restricted security is $2,000,000. The aggregate value, $799,888, is approximately 0.0% of net assets.
(g)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $80,892,108 is approximately 3.3% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$71,082,625	$24,627,277	$—
Air Freight & Logistics	—	10,092,526	—
Banks	232,337,533	—	—
Beverages	12,343,728	—	—
Capital Markets	66,790,872	—	—
Chemicals	90,513,337	—	—
Communications Equipment	88,504,184	—	—
Diversified Financial Services	—	—	799,888
Diversified Telecommunication Services	9,531,151	—	—
Electric Utilities	24,322,242	—	—
Energy Equipment & Services	69,840,571	—	—
Equity Real Estate Investment Trusts (REITs)	73,059,135	—	—
Food Products	134,184,682	—	—
Health Care Providers & Services	12,593,387	—	—
Hotels, Restaurants & Leisure	95,101,848	—	—
Independent Power & Renewable Electricity Producers	33,604,875	—	—
Industrial Conglomerates	28,442,037	—	—
IT Services	86,770,208	—	—
Life Sciences Tools & Services	36,950,428	—	—
Machinery	13,259,441	—	—
Media	64,587,771	—	—
Mortgage Real Estate Investment Trusts (REITs)	78,807,259	—	—
Oil, Gas & Consumable Fuels	255,087,559	—	—
Pharmaceuticals	157,488,814	—	—
Road & Rail	104,126,038	—	—
Semiconductors & Semiconductor Equipment	24,853,810	—	—
Software	90,904,269	—	—
Specialty Retail	48,212,507	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$69,977,230	$—	$—
Textiles, Apparel & Luxury Goods	30,089,706	—	—
Tobacco	35,815,421	—	—
Transportation Infrastructure	24,697,430	—	—
Preferred Stocks
Diversified Telecommunication Services	25,851,107	—	—
Electric Utilities	21,004,645	—	—
Electronic Equipment, Instruments & Components	21,890,275	—	—
Equity Real Estate Investment Trusts (REITs)	26,324,559	—	—
Internet Software & Services	50,393,247	—	—
Oil, Gas & Consumable Fuels	9,980,042	—	—
Pharmaceuticals	58,711,139	—	—
Convertible Bond	—	—	29,698,973
Affiliated Mutual Funds	8,155,160	—	—

Total	$2,386,190,272	$34,719,803	$30,498,861

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Bonds
Balance as of 10/31/16	$1,093,011	$80,387,501
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	(293,123)	7,492,976
Purchases/Exchanges/Issurances	—	32,266,774
Sales/Paydowns	—	(90,448,278)
Accrued discounts/premiums	—	—
Transfers out of Level 3	—	—

Balance as of 4/30/17	$799,888	$29,698,973

*	Of which, $(293,123) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2017	Valuation Methodology	Unobservable Inputs
Common Stocks	$799,888	Mark-to-Market (Index)	Discretionary Adjustment Rate
Convertible Bond	29,698,973	Market approach	Single broker indicative quote

	$30,498,861

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Oil, Gas & Consumable Fuels	10.8%
Banks	10.7
Pharmaceuticals	8.8
Food Products	5.5
Road & Rail	4.2
Equity Real Estate Investment Trusts (REITs)	4.1
Aerospace & Defense	3.9
Hotels, Restaurants & Leisure	3.9
Software	3.7
Chemicals	3.7
Communications Equipment	3.6
IT Services	3.5
Mortgage Real Estate Investment Trusts (REITs)	3.2
Technology Hardware, Storage & Peripherals	2.9
Energy Equipment & Services	2.9
Capital Markets	2.7
Media	2.6
Internet Software & Services	2.1
Specialty Retail	2.0
Electric Utilities	1.9
Life Sciences Tools & Services	1.5
Tobacco	1.5%
Diversified Telecommunication Services	1.4
Independent Power & Renewable Electricity Producers	1.4
Textiles, Apparel & Luxury Goods	1.2
Industrial Conglomerates	1.2
Semiconductors & Semiconductor Equipment	1.0
Transportation Infrastructure	1.0
Electronic Equipment, Instruments & Components	0.9
Machinery	0.5
Health Care Providers & Services	0.5
Beverages	0.5
Air Freight & Logistics	0.4
Affiliated Mutual Funds (including 0.2% of collateral for securities on loan)	0.3
Diversified Financial Services	0.0 *

100.0
Liabilities in excess of other assets	0.0

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$5,282,938	$(5,282,938)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

16

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Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $5,282,938:
Unaffiliated investments (cost $2,027,029,341)	$2,443,253,776
Affiliated investments (cost $8,155,082)	8,155,160
Receivable for investments sold	20,615,142
Receivable for Fund shares sold	8,411,624
Dividends and interest receivable	2,819,305
Tax reclaim receivable	2,078,497
Prepaid expenses	12,834

Total assets	2,485,346,338

Liabilities
Payable for Fund shares reacquired	17,562,987
Payable for investments purchased	7,441,952
Payable to broker for collateral for securities on loan	5,414,040
Management fee payable	1,599,888
Accrued expenses	1,240,921
Distribution fee payable	911,182
Affiliated transfer agent fee payable	99,112
Loan interest payable	887
Deferred directors’ fees	494

Total liabilities	34,271,463

Net Assets	$2,451,074,875

Net assets were comprised of:
Common stock, at par	$159,258
Paid-in capital in excess of par	2,061,032,934

2,061,192,192
Undistributed net investment income	5,588,656
Accumulated net realized loss on investment and foreign currency transactions	(31,781,481)
Net unrealized appreciation on investments and foreign currencies	416,075,508

Net assets, April 30, 2017	$2,451,074,875

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share, ($755,513,389 ÷ 47,662,565 shares of common stock issued and outstanding)	$15.85
Maximum sales charge (5.50% of offering price)	0.92

Maximum offering price to public	$16.77

Class B
Net asset value, offering price and redemption price per share, ($102,180,607 ÷ 6,961,053 shares of common stock issued and outstanding)	$14.68

Class C
Net asset value, offering price and redemption price per share, ($781,543,917 ÷ 53,392,441 shares of common stock issued and outstanding)	$14.64

Class Q
Net asset value, offering price and redemption price per share, ($3,758,519 ÷ 236,881 shares of common stock issued and outstanding)	$15.87

Class R
Net asset value, offering price and redemption price per share, ($40,091,662 ÷ 2,529,674 shares of common stock issued and outstanding)	$15.85

Class Z
Net asset value, offering price and redemption price per share, ($767,986,781 ÷ 48,475,532 shares of common stock issued and outstanding)	$15.84

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	19

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $865,930)	$42,242,376
Interest income	2,423,023
Affiliated dividend income	81,954
Income from securities lending, net (including affiliated income of $45,312)	67,322

Total income	44,814,675

Expenses
Management fee	11,490,397
Distribution fee—Class A	1,363,551
Distribution fee—Class B	532,310
Distribution fee—Class C	4,289,636
Distribution fee—Class R	150,524
Transfer agent’s fees and expenses (including affiliated expense of $225,000)	1,637,000
Custodian and accounting fees	216,000
Shareholders’ reports	105,000
Registration fees	75,000
Directors’ fees	35,000
Legal fees and expenses	19,000
Audit fee	13,000
Loan interest expense	4,255
Miscellaneous	46,363

Total expenses	19,977,036
Less: Distribution fee waiver—Class A	(227,259)
Less: Distribution fee waiver—Class R	(50,175)

Net expenses	19,699,602

Net investment income (loss)	25,115,073

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $45,118)	119,141,089
Foreign currency transactions	(84,052)

119,057,037

Net change in unrealized appreciation (depreciation) on:
Investments( including affiliated of $(34,039))	127,595,570
Foreign currencies	(37,465)

127,558,105

Net gain (loss) on investment and foreign currency transactions	246,615,142

Net Increase (Decrease) In Net Assets Resulting From Operations	$271,730,215

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,115,073	$103,233,220
Net realized gain (loss) on investment and foreign currency transactions	119,057,037	(142,069,507)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	127,558,105	(39,717,592)

Net increase (decrease) in net assets resulting from operations	271,730,215	(78,553,879)

Dividends and Distributions
Dividends from net investment income
Class A	(9,522,453)	(36,487,736)
Class B	(755,176)	(2,986,551)
Class C	(6,231,636)	(25,761,409)
Class Q	(65,401)	(663,795)
Class R	(343,249)	(1,082,929)
Class Z	(12,763,836)	(42,107,275)

	(29,681,751)	(109,089,695)

Distributions from net realized gains
Class A	—	(109,570,929)
Class B	—	(11,268,323)
Class C	—	(98,044,860)
Class Q	—	(1,994,090)
Class R	—	(3,289,249)
Class Z	—	(113,423,171)

	—	(337,590,622)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	128,636,540	575,420,653
Net asset value of shares issued in reinvestment of dividends and distributions	25,052,388	377,762,036
Cost of shares reacquired	(1,303,557,218)	(1,785,807,711)

Net increase (decrease) in net assets from Fund share transactions	(1,149,868,290)	(832,625,022)

Total increase (decrease)	(907,819,826)	(1,357,859,218)

Net Assets:
Beginning of period	3,358,894,701	4,716,753,919

End of period(a)	$2,451,074,875	$3,358,894,701

(a) Includes undistributed net investment income of:	$5,588,656	$10,155,334

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	21

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2017, the Company consisted of two diversified investment portfolios (each a “Fund” and collectively the “Funds”). The information presented in these financial statements pertains to Prudential Jennison Equity Income Fund (the “Fund”). The financial statements of the other portfolio are not presented herein.

The investment objective of the Fund is income and capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

22

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to the guidelines adopted by the Board, the Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued

Prudential Jennison Equity Income Fund	23

Notes to Financial Statements (unaudited) (continued)

pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

24

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Prudential Jennison Equity Income Fund	25

Notes to Financial Statements (unaudited) (continued)

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/ insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

26

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from estimates.

Note 2. Agreements

The Company, on behalf of the Fund, has a management agreement for the Fund with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .85% of the average daily net assets of the Fund up to and including $500 million, .80% on the next $500 million, .75% on the next $1.50 billion, .725% on the next $2.5 billion, .70% on the next $2.5 billion, .675% on the next $2.5 billion, and .65% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate was .77% of the Fund’s average daily net assets for the six months ended April 30, 2017.

Prudential Jennison Equity Income Fund	27

Notes to Financial Statements (unaudited) (continued)

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively, through February 28, 2018.

PIMS has advised the Fund that it has received $403,625 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017 it has received $23,483, $76,594 and $36,204 in contingent deferred sales charges imposed upon redemption by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

28

The Fund invests its overnight sweep cash in the Prudential Ultra Short Bond Fund, (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017 PGIM, Inc. was compensated $22,316 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017 were $998,135,591 and $2,043,049,294, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$2,043,932,369

Appreciation	469,752,045
Depreciation	(62,275,478)

Net Unrealized Appreciation	$407,476,567

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2016 of approximately $142,091,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed

Prudential Jennison Equity Income Fund	29

Notes to Financial Statements (unaudited) (continued)

within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital. Of the Company’s authorized capital stock, 2.77 billion authorized shares, with a par value of $.001 per share, have been allocated to the Fund and divided into six classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T capital stock, each of which consists of 400 million, 20 million, 300 million, 75 million, 75 million, 1,250 million and 60 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2017, eight shareholders of record held 70% of the Fund’s outstanding shares.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	1,954,452	$29,922,159
Shares issued in reinvestment of dividends and distributions	544,683	8,333,924
Shares reacquired	(13,355,511)	(204,301,725)

Net increase (decrease) in shares outstanding before conversion	(10,856,376)	(166,045,642)
Shares issued upon conversion from other share class(es)	348,730	5,409,312
Shares reacquired upon conversion into other share class(es)	(13,215,472)	(205,676,761)

Net increase (decrease) in shares outstanding	(23,723,118)	$(366,313,091)

Year ended October 31, 2016:
Shares sold	6,343,974	$93,632,081
Shares issued in reinvestment of dividends and distributions	9,137,859	129,807,513
Shares reacquired	(37,958,441)	(564,131,712)

Net increase (decrease) in shares outstanding before conversion	(22,476,608)	(340,692,118)
Shares issued upon conversion from other share class(es)	871,914	13,015,338
Shares reacquired upon conversion into other share class(es)	(2,572,700)	(38,868,503)

Net increase (decrease) in shares outstanding	(24,177,394)	$(366,545,283)

30

Class B	Shares	Amount
Six months ended April 30, 2017:
Shares sold	82,492	$1,182,586
Shares issued in reinvestment of dividends and distributions	38,840	550,239
Shares reacquired	(1,052,742)	(14,975,220)

Net increase (decrease) in shares outstanding before conversion	(931,410)	(13,242,395)
Shares reacquired upon conversion into other share class(es)	(236,772)	(3,403,678)

Net increase (decrease) in shares outstanding	(1,168,182)	$(16,646,073)

Year ended October 31, 2016:
Shares sold	256,130	$9,043,460
Shares issued in reinvestment of dividends and distributions	827,419	10,909,184
Shares reacquired	(2,006,417)	(33,173,676)

Net increase (decrease) in shares outstanding before conversion	(922,868)	(13,221,032)
Shares reacquired upon conversion into other share class(es)	(403,920)	(5,599,560)

Net increase (decrease) in shares outstanding	(1,326,788)	$(18,820,592)

Class C
Six months ended April 30, 2017:
Shares sold	813,514	$11,505,195
Shares issued in reinvestment of dividends and distributions	360,904	5,098,315
Shares reacquired	(13,262,555)	(188,585,902)

Net increase (decrease) in shares outstanding before conversion	(12,088,137)	(171,982,392)
Shares reacquired upon conversion into other share class(es)	(2,557,701)	(36,341,446)

Net increase (decrease) in shares outstanding	(14,645,838)	$(208,323,838)

Year ended October 31, 2016:
Shares sold	5,347,889	$106,948,694
Shares issued in reinvestment of dividends and distributions	7,632,260	100,328,371
Shares reacquired	(25,535,466)	(385,592,833)

Net increase (decrease) in shares outstanding before conversion	(12,555,317)	(178,315,768)
Shares reacquired upon conversion into other share class(es)	(2,493,311)	(34,550,316)

Net increase (decrease) in shares outstanding	(15,048,628)	$(212,866,084)

Class Q
Six months ended April 30, 2017:
Shares sold	62,737	$986,633
Shares issued in reinvestment of dividends and distributions	3,117	47,734
Shares reacquired	(392,127)	(5,997,616)

Net increase (decrease) in shares outstanding before conversion	(326,273)	(4,963,249)
Shares issued upon conversion from other share class(es)	5,899	92,284

Net increase (decrease) in shares outstanding	(320,374)	$(4,870,965)

Year ended October 31, 2016:
Shares sold	261,037	$3,772,678
Shares issued in reinvestment of dividends and distributions	137,485	1,953,468
Shares reacquired	(1,526,458)	(22,691,532)

Net increase (decrease) in shares outstanding before conversion	(1,127,936)	(16,965,386)
Shares issued upon conversion from other share class(es)	38,892	589,491

Net increase (decrease) in shares outstanding	(1,089,044)	$(16,375,895)

Prudential Jennison Equity Income Fund	31

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2017:
Shares sold	188,101	$2,909,239
Shares issued in reinvestment of dividends and distributions	22,415	343,138
Shares reacquired	(424,083)	(6,521,930)

Net increase (decrease) in shares outstanding	(213,567)	$(3,269,553)

Year ended October 31, 2016:
Shares sold	548,868	$8,255,825
Shares issued in reinvestment of dividends and distributions	307,452	4,372,110
Shares reacquired	(790,165)	(11,764,658)

Net increase (decrease) in shares outstanding	66,155	863,277
Shares issued upon conversion from other share class(es)	506	7,546

Net increase (decrease) in shares outstanding	66,661	$870,823

Class Z
Six months ended April 30, 2017:
Shares sold	5,403,914	$82,130,728
Shares issued in reinvestment of dividends and distributions	698,529	10,679,038
Shares reacquired	(56,795,309)	(883,174,825)

Net increase (decrease) in shares outstanding before conversion	(50,692,866)	(790,365,059)
Shares issued upon conversion from other share class(es)	15,509,751	240,908,780
Shares reacquired upon conversion into other share class(es)	(64,698)	(988,491)

Net increase (decrease) in shares outstanding	(35,247,813)	$(550,444,770)

Year ended October 31, 2016:
Shares sold	25,995,254	$466,703,279
Shares issued in reinvestment of dividends and distributions	9,173,292	130,391,390
Shares reacquired	(54,019,778)	(881,388,664)

Net increase (decrease) in shares outstanding before conversion	(18,851,232)	(284,293,995)
Shares issued upon conversion from other share class(es)	4,592,069	69,091,973
Shares reacquired upon conversion into other share class(es)	(247,263)	(3,685,969)

Net increase (decrease) in shares outstanding	(14,506,426)	$(218,887,991)

Note 7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

32

Subsequent to the fiscal year end, the SCA has been renewed effective October 6, 2016 and will continue to provide a commitment of $900 million through October 5, 2017. Effective October 6, 2016, the Funds pay an annualized commitment fee of .15% of the unused portion of the SCA.

The Fund utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 19 days the Fund had loans outstanding during the period was $3,831,737 borrowed at a weighted average interest rate of 2.10%. The maximum loan balance outstanding during the period was $10,496,000. At April 30, 2017, the Fund did not have an outstanding loan balance.

Note 8. Recent Accounting Pronouncement and Reporting Update

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent Fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Jennison Equity Income Fund	33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.68		$16.59	$17.88	$16.84	$13.90	$12.98
Income (loss) from investment operations:
Net investment income (loss)	.14		.42	.40	.70	.40	.55
Net realized and unrealized gain (loss) on investments	1.18		(.66)	(.65)	1.77	3.01	.83
Total from investment operations	1.32		(.24)	(.25)	2.47	3.41	1.38
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.44)	(.34)	(.70)	(.47)	(.46)
Distributions from net realized gains	-		(1.23)	(.70)	(.73)	-	-
Total dividends and distributions	(.15)		(1.67)	(1.04)	(1.43)	(.47)	(.46)
Net asset value, end of period	$15.85		$14.68	$16.59	$17.88	$16.84	$13.90
Total Return(a)	9.02%		(1.00)%	(1.53)%	15.36%	25.14%	10.77%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$755.5		$1,048.0	$1,584.9	$1,751.8	$1,738.3	$1,249.1
Average net assets (in millions)	$916.6		$1,253.2	$1,745.2	$1,807.3	$1,458.7	$1,124.3
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.17%	(d)	1.16%	1.13%	1.13%	1.16%	1.17%
Expense before fee waivers and/or expense reimbursement	1.22%	(d)	1.21%	1.18%	1.18%	1.21%	1.22%
Net investment income (loss)	1.83%	(d)	2.84%	2.31%	4.04%	2.63%	4.07%
Portfolio turnover rate	34%	(e)	48%	76%	57%	91%	72%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.61		$15.51	$16.79	$15.90	$13.15	$12.31
Income (loss) from investment operations:
Net investment income (loss)	.07		.28	.25	.53	.25	.43
Net realized and unrealized gain (loss) on investments	1.10		(.61)	(.61)	1.67	2.87	.77
Total from investment operations	1.17		(.33)	(.36)	2.20	3.12	1.20
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.34)	(.22)	(.58)	(.37)	(.36)
Distributions from net realized gains	-		(1.23)	(.70)	(.73)	-	-
Total dividends and distributions	(.10)		(1.57)	(.92)	(1.31)	(.37)	(.36)
Net asset value, end of period	$14.68		$13.61	$15.51	$16.79	$15.90	$13.15
Total Return(a)	8.61%		(1.73)%	(2.28)%	14.52%	24.16%	9.91%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$102.2		$110.6	$146.6	$173.7	$159.3	$90.6
Average net assets (in millions)	$107.3		$125.7	$164.6	$171.9	$119.3	$76.5
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.92%	(d)	1.91%	1.88%	1.88%	1.91%	1.92%
Expense before fee waivers and/or expense reimbursement	1.92%	(d)	1.91%	1.88%	1.88%	1.91%	1.92%
Net investment income (loss)	1.03%	(d)	2.04%	1.56%	3.25%	1.81%	3.33%
Portfolio turnover rate	34%	(e)	48%	76%	57%	91%	72%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	35

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.57		$15.47	$16.75	$15.87	$13.12	$12.28
Income (loss) from investment operations:
Net investment income (loss)	.07		.28	.25	.51	.27	.43
Net realized and unrealized gain (loss) on investments	1.10		(.61)	(.61)	1.68	2.85	.77
Total from investment operations	1.17		(.33)	(.36)	2.19	3.12	1.20
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.34)	(.22)	(.58)	(.37)	(.36)
Distributions from net realized gains	-		(1.23)	(.70)	(.73)	-	-
Total dividends and distributions	(.10)		(1.57)	(.92)	(1.31)	(.37)	(.36)
Net asset value, end of period	$14.64		$13.57	$15.47	$16.75	$15.87	$13.12
Total Return(a)	8.64%		(1.73)%	(2.29)%	14.48%	24.22%	9.93%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$781.5		$923.4	$1,285.1	$1,302.2	$1,066.6	$691.5
Average net assets (in millions)	$865.0		$1,075.0	$1,353.4	$1,195.7	$851.3	$615.1
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.92%	(d)	1.91%	1.88%	1.88%	1.91%	1.92%
Expense before fee waivers and/or expense reimbursement	1.92%	(d)	1.91%	1.88%	1.88%	1.91%	1.92%
Net investment income (loss)	1.06%	(d)	2.06%	1.56%	3.16%	1.87%	3.33%
Portfolio turnover rate	34%	(e)	48%	76%	57%	91%	72%

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.69		$16.60	$17.90	$16.85	$13.90	$12.99
Income (loss) from investment operations:
Net investment income (loss)	.18		.51	.47	.74	.46	.62
Net realized and unrealized gain (loss) on investments	1.17		(.69)	(.67)	1.80	3.01	.80
Total from investment operations	1.35		(.18)	(.20)	2.54	3.47	1.42
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.50)	(.40)	(.76)	(.52)	(.51)
Distributions from net realized gains	-		(1.23)	(.70)	(.73)	-	-
Total dividends and distributions	(.17)		(1.73)	(1.10)	(1.49)	(.52)	(.51)
Net asset value, end of period	$15.87		$14.69	$16.60	$17.90	$16.85	$13.90
Total Return(a)	9.27%		(0.62)%	(1.23)%	15.81%	25.64%	11.09%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.8		$8.2	$27.3	$5.6	$2.7	$2.2
Average net assets (in millions)	$5.0		$20.2	$16.0	$2.8	$2.3	$1.7
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	.81%	(d)	.79%	.78%	.78%	.81%	.81%
Expense before fee waivers and/or expense reimbursement	.81%	(d)	.79%	.78%	.78%	.81%	.81%
Net investment income	2.40%	(d)	3.43%	2.77%	4.30%	3.00%	4.57%
Portfolio turnover rate	34%	(e)	48%	76%	57%	91%	72%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	37

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.68		$16.58	$17.88	$16.84	$13.89	$12.98
Income (loss) from investment operations:
Net investment income (loss)	.12		.37	.36	.59	.34	.52
Net realized and unrealized gain (loss) on investments	1.18		(.64)	(.67)	1.84	3.05	.81
Total from investment operations	1.30		(.27)	(.31)	2.43	3.39	1.33
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.40)	(.29)	(.66)	(.44)	(.42)
Distributions from net realized gains	-		(1.23)	(.70)	(.73)	-	-
Total dividends and distributions	(.13)		(1.63)	(.99)	(1.39)	(.44)	(.42)
Net assets, end of period	$15.85		$14.68	$16.58	$17.88	$16.84	$13.89
Total Return(a)	8.89%		(1.19)%	(1.83)%	15.08%	24.86%	10.42%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$40.1		$40.3	$44.4	$40.3	$22.4	$8.9
Average net assets (in millions)	$40.5		$41.9	$44.6	$32.5	$14.7	$5.7
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	1.42%	(d)	1.41%	1.38%	1.38%	1.41%	1.42%
Expense before fee waivers and/or expense reimbursement	1.67%	(d)	1.66%	1.63%	1.63%	1.66%	1.67%
Net investment income (loss)	1.52%	(d)	2.48%	2.07%	3.40%	2.25%	3.83%
Portfolio turnover rate	34%	(e)	48%	76%	57%	91%	72%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.67		$16.58	$17.88	$16.84	$13.89	$12.97
Income (loss) from investment operations:
Net investment income (loss)	.16		.46	.44	.69	.43	.59
Net realized and unrealized gain (loss) on investments	1.18		(.66)	(.66)	1.82	3.03	.82
Total from investment operations	1.34		(.20)	(.22)	2.51	3.46	1.41
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.48)	(.38)	(.74)	(.51)	(.49)
Distributions from net realized gains	-		(1.23)	(.70)	(.73)	-	-
Total dividends and distributions	(.17)		(1.71)	(1.08)	(1.47)	(.51)	(.49)
Net asset value, end of period	$15.84		$14.67	$16.58	$17.88	$16.84	$13.89
Total Return(a)	9.16%		(0.75)%	(1.33)%	15.65%	25.47%	11.06%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$768.0		$1,228.5	$1,628.4	$1,777.7	$1,254.1	$837.3
Average net assets (in millions)	$1,072.1		$1,337.5	$1,779.5	$1,457.1	$1,023.2	$713.7
Ratios to average net assets(c):
Expense after fee waivers and/or expense reimbursement	.92%	(d)	.91%	.88%	.88%	.91%	.92%
Expense before fee waivers and/or expense reimbursement	.92%	(d)	.91%	.88%	.88%	.91%	.92%
Net investment income (loss)	2.13%	(d)	3.08%	2.56%	4.00%	2.87%	4.33%
Portfolio turnover rate	34%	(e)	48%	76%	57%	91%	72%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Equity Income Fund	39

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPQAX	JEIBX	AGOCX	PJIQX	PJERX	JDEZX
CUSIP	74441L808	74441L881	74441L873	74441L816	74441L790	74441L832

MF203E2

     PRUDENTIAL QMA MID-CAP VALUE FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Mid-Cap Value Fund

June 15, 2017

Prudential QMA Mid-Cap Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	15.34	12.10	12.97	6.87	—
Class B	14.95	12.72	13.29	6.69	—
Class C	14.89	16.74	13.41	6.67	—
Class Q	15.56	19.08	14.72	N/A	12.33 (1/18/11)
Class R	15.21	18.35	N/A	N/A	6.31 (12/22/14)
Class Z	15.43	18.87	14.53	7.77	—
Russell Midcap Value Index	12.42	17.52	14.26	7.16	—
S&P MidCap 400 Index	15.68	20.46	13.56	8.73	—
Russell Midcap Index	12.94	16.70	13.34	7.62	—
Lipper Mid-Cap Value Funds Average	13.27	17.45	12.32	6.19	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the index are also members of the Russell 1000 Value Index. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 12.42% for Class Q shares and 7.66% for Class R shares.

Standard & Poor’s MidCap 400 Index—The Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 12.26% for Class Q shares and 9.58% for Class R shares.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 11.99% for Class Q shares and 7.21% for Class R shares.

Prudential QMA Mid-Cap Value Fund	5

Your Fund’s Performance (continued)

Lipper Mid-Cap Value Funds Average—The Lipper Mid-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Value Funds universe for the periods noted. Funds in the Lipper Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 are 10.48% for Class Q shares and 6.40% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
SunTrust Banks, Inc., Banks	1.6
PPL Corp., Electric Utilities	1.5
United Continental Holdings, Inc., Airlines	1.4
Royal Caribbean Cruises Ltd., Hotels, Restaurants & Leisure	1.4
Public Service Enterprise Group, Inc., Multi-Utilities	1.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Insurance	11.9
Equity Real Estate Investment Trusts (REITs)	8.5
Banks	8.1
Specialty Retail	5.0
Oil, Gas & Consumable Fuels	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential QMA Mid-Cap Value Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Mid-Cap Value Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,153.40	1.20%	$6.41
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class B	Actual	$1,000.00	$1,149.50	1.95%	$10.39
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C	Actual	$1,000.00	$1,148.90	1.95%	$10.39
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class Q	Actual	$1,000.00	$1,155.60	0.80%	$4.28
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class R	Actual	$1,000.00	$1,152.10	1.45%	$7.74
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class Z	Actual	$1,000.00	$1,154.30	0.95%	$5.07
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.7%

COMMON STOCKS 99.2%

Aerospace & Defense 0.8%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	125,900	$7,196,444

Airlines 3.7%
American Airlines Group, Inc.(a)	118,500	5,050,470
JetBlue Airways Corp.*	384,300	8,389,269
Spirit Airlines, Inc.*	130,800	7,490,916
United Continental Holdings, Inc.*	177,200	12,441,212

		33,371,867

Auto Components 2.2%
BorgWarner, Inc.	136,100	5,754,308
Delphi Automotive PLC	59,400	4,775,760
Goodyear Tire & Rubber Co. (The)	52,700	1,909,321
Lear Corp.	53,300	7,603,778

		20,043,167

Banks 8.1%
BankUnited, Inc.	9,800	345,842
CIT Group, Inc.	102,700	4,756,037
Citizens Financial Group, Inc.	262,300	9,629,033
East West Bancorp, Inc.	127,900	6,941,133
Fifth Third Bancorp	453,100	11,069,233
First Hawaiian, Inc.	77,000	2,292,290
KeyCorp	558,800	10,192,512
M&T Bank Corp.	2,100	326,361
PacWest Bancorp	13,400	661,826
Regions Financial Corp.	798,700	10,982,125
SunTrust Banks, Inc.	247,600	14,066,156
TCF Financial Corp.	62,200	1,026,922

		72,289,470

Biotechnology 0.5%
United Therapeutics Corp.*	34,900	4,386,930

Building Products 1.0%
Johnson Controls International PLC	10,800	448,956
Owens Corning	144,600	8,798,910

		9,247,866

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Capital Markets 1.6%
Ameriprise Financial, Inc.	53,000	$6,776,050
Invesco Ltd.	180,100	5,932,494
Lazard Ltd. (Class A Stock), MLP(a)	46,303	1,988,251

		14,696,795

Chemicals 2.5%
Cabot Corp.	128,400	7,728,396
Eastman Chemical Co.	119,400	9,522,150
Huntsman Corp.	170,700	4,228,239
Westlake Chemical Corp.	12,800	796,800

		22,275,585

Communications Equipment 0.8%
Juniper Networks, Inc.	229,200	6,892,044

Construction & Engineering 1.6%
AECOM*(a)	233,266	7,980,030
Chicago Bridge & Iron Co. NV	77,600	2,334,208
Jacobs Engineering Group, Inc.	78,126	4,290,680

		14,604,918

Consumer Finance 2.5%
Ally Financial, Inc.	378,900	7,502,220
Navient Corp.	388,500	5,905,200
Santander Consumer USA Holdings, Inc.*	65,000	828,100
Synchrony Financial	278,400	7,739,520

		21,975,040

Containers & Packaging 2.1%
Crown Holdings, Inc.*	2,700	151,443
Graphic Packaging Holding Co.	47,000	638,260
International Paper Co.	85,500	4,614,435
Owens-Illinois, Inc.*	208,624	4,552,176
WestRock Co.	163,123	8,736,868

		18,693,182

Diversified Financial Services 0.4%
Voya Financial, Inc.	99,700	3,726,786

Diversified Telecommunication Services 1.1%
CenturyLink, Inc.(a)	394,800	10,134,516

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities 4.6%
Entergy Corp.	132,700	$10,119,702
FirstEnergy Corp.	320,800	9,604,752
Great Plains Energy, Inc.	281,200	8,320,708
PPL Corp.	348,900	13,296,579

		41,341,741

Electrical Equipment 0.7%
Regal Beloit Corp.	84,500	6,662,825

Electronic Equipment, Instruments & Components 0.4%
Jabil Circuit, Inc.	122,800	3,563,656

Energy Equipment & Services 2.4%
Baker Hughes, Inc.	34,200	2,030,454
Diamond Offshore Drilling, Inc.*(a)	331,000	4,773,020
Ensco PLC (Class A Stock)	609,600	4,809,744
Rowan Cos. PLC (Class A Stock)*(a)	346,900	4,880,883
Transocean Ltd.*(a)	425,700	4,695,471

		21,189,572

Equity Real Estate Investment Trusts (REITs) 8.5%
Apple Hospitality REIT, Inc.	387,400	7,256,002
Brixmor Property Group, Inc.	378,557	7,476,501
Care Capital Properties, Inc.	280,400	7,534,348
DDR Corp.	674,000	7,285,940
HCP, Inc.	190,400	5,969,040
Hospitality Properties Trust	252,100	8,024,343
Host Hotels & Resorts, Inc.	320,400	5,751,180
Omega Healthcare Investors, Inc.	243,400	8,032,200
Senior Housing Properties Trust	394,100	8,481,032
Spirit Realty Capital, Inc.	137,100	1,291,482
VEREIT, Inc.	1,026,700	8,593,479

		75,695,547

Food Products 1.3%
Bunge Ltd.	115,931	9,162,027
Tyson Foods, Inc. (Class A Stock)	39,100	2,512,566

		11,674,593

Gas Utilities 0.4%
National Fuel Gas Co.	65,852	3,646,884

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services 4.3%
Acadia Healthcare Co., Inc.*	12,100	$527,318
Brookdale Senior Living, Inc.*	500,518	6,501,729
Centene Corp.*	103,800	7,722,720
DaVita, Inc.*	122,000	8,419,220
LifePoint Health, Inc.*	119,800	7,445,570
Universal Health Services, Inc. (Class B Stock)	62,900	7,595,804

		38,212,361

Hotels, Restaurants & Leisure 3.6%
Extended Stay America, Inc.	404,496	7,054,410
International Game Technology PLC	154,950	3,439,890
Norwegian Cruise Line Holdings Ltd.*	172,300	9,292,139
Royal Caribbean Cruises Ltd.	116,200	12,386,920

		32,173,359

Household Durables 1.1%
CalAtlantic Group, Inc.	45,600	1,651,632
Lennar Corp. (Class A Stock)	91,638	4,627,719
Whirlpool Corp.	17,100	3,175,128

		9,454,479

Independent Power & Renewable Electricity Producers 0.9%
AES Corp.	714,000	8,075,340

Insurance 11.9%
American Financial Group, Inc.	90,400	8,796,824
Axis Capital Holdings Ltd.	89,900	5,924,410
CNA Financial Corp.	67,929	3,074,467
Everest Re Group Ltd.	38,000	9,564,980
First American Financial Corp.	57,100	2,478,711
FNF Group	182,478	7,472,474
Hartford Financial Services Group, Inc. (The)	226,500	10,953,540
Lincoln National Corp.	144,000	9,493,920
Loews Corp.	217,836	10,155,514
Old Republic International Corp.	217,700	4,502,036
Principal Financial Group, Inc.	178,900	11,651,757
Reinsurance Group of America, Inc.	66,800	8,352,672
Unum Group	200,300	9,279,899
Validus Holdings Ltd.	82,900	4,582,712

		106,283,916

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 0.3%
Liberty Expedia Holdings, Inc. (Class A Stock)*	30,100	$1,454,131
Liberty Interactive Corp. QVC Group (Class A Stock)*	60,400	1,279,272

		2,733,403

IT Services 0.1%
CSRA, Inc.	39,694	1,154,301

Machinery 0.8%
PACCAR, Inc.	106,029	7,075,315

Media 3.0%
Discovery Communications, Inc. (Class A Stock)*(a)	175,100	5,039,378
Discovery Communications, Inc. (Class C Stock)*	149,500	4,183,010
Scripps Networks Interactive, Inc. (Class A Stock)	46,121	3,446,161
TEGNA, Inc.	261,500	6,663,020
Viacom, Inc. (Class A Stock)	6,884	307,026
Viacom, Inc. (Class B Stock)	164,900	7,018,144

		26,656,739

Metals & Mining 2.3%
Newmont Mining Corp.	90,000	3,042,900
Reliance Steel & Aluminum Co.	104,600	8,244,572
Steel Dynamics, Inc.	236,237	8,537,605
Tahoe Resources, Inc.	110,600	891,436

		20,716,513

Mortgage Real Estate Investment Trusts (REITs) 4.4%
AGNC Investment Corp.	416,300	8,771,441
Annaly Capital Management, Inc.	869,700	10,271,157
Chimera Investment Corp.	403,800	8,221,368
MFA Financial, Inc.	435,000	3,614,850
Starwood Property Trust, Inc.	98,700	2,239,503
Two Harbors Investment Corp.	646,200	6,455,538

		39,573,857

Multi-Utilities 2.3%
DTE Energy Co.	4,400	460,196
Public Service Enterprise Group, Inc.	277,500	12,223,875
SCANA Corp.	118,000	7,824,580

		20,508,651

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Multiline Retail 1.1%
Dillard’s, Inc. (Class A Stock)	33,100	$1,832,747
Kohl’s Corp.	87,600	3,419,028
Macy’s, Inc.	167,200	4,885,584

		10,137,359

Oil, Gas & Consumable Fuels 5.0%
Antero Resources Corp.*	255,700	5,418,283
Devon Energy Corp.	6,000	236,940
EQT Corp.	3,700	215,118
Gulfport Energy Corp.*	319,400	5,072,072
Laredo Petroleum, Inc.*(a)	154,800	1,990,728
Marathon Petroleum Corp.	201,200	10,249,128
Murphy Oil Corp.(a)	34,300	897,974
Newfield Exploration Co.*	87,900	3,043,098
Noble Energy, Inc.	73,000	2,360,090
QEP Resources, Inc.*	399,600	4,719,276
Rice Energy, Inc.*	111,700	2,378,093
SM Energy Co.	12,300	277,857
Tesoro Corp.	86,800	6,918,828
Whiting Petroleum Corp.*	78,300	649,890
Williams Cos., Inc. (The)	10,600	324,678

		44,752,053

Paper & Forest Products 0.2%
Domtar Corp.	44,100	1,748,565

Pharmaceuticals 0.1%
Mallinckrodt PLC*	26,200	1,229,304

Professional Services 0.7%
ManpowerGroup, Inc.	61,000	6,159,780

Real Estate Management & Development 0.7%
CBRE Group, Inc. (Class A Stock)*	147,400	5,278,394
Jones Lang LaSalle, Inc.	11,200	1,286,432

		6,564,826

Road & Rail 0.5%
AMERCO	7,800	2,920,788
Ryder System, Inc.	17,200	1,168,052

		4,088,840

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 5.0%
AutoNation, Inc.*	42,800	$1,797,600
Bed Bath & Beyond, Inc.(a)	41,000	1,588,750
Best Buy Co., Inc.(a)	214,800	11,128,788
Dick’s Sporting Goods, Inc.	68,400	3,457,620
GameStop Corp. (Class A Stock)	29,300	664,817
Gap, Inc. (The)	150,800	3,950,960
L Brands, Inc.	21,200	1,119,572
Michaels Cos., Inc. (The)*	248,577	5,806,759
Murphy USA, Inc.*	13,581	944,830
Penske Automotive Group, Inc.	144,700	6,903,637
Staples, Inc.	620,000	6,057,400
Urban Outfitters, Inc.*	75,400	1,725,152

		45,145,885

Technology Hardware, Storage & Peripherals 0.4%
Xerox Corp.	456,400	3,281,516

Textiles, Apparel & Luxury Goods 1.9%
PVH Corp.	93,100	9,405,893
Ralph Lauren Corp.	53,000	4,278,160
Skechers U.S.A., Inc. (Class A Stock)*	117,943	2,978,061

		16,662,114

Thrifts & Mortgage Finance 0.4%
New York Community Bancorp, Inc.	266,710	3,544,576

Trading Companies & Distributors 1.0%
Air Lease Corp.	123,400	4,706,476
United Rentals, Inc.*	37,800	4,145,148

		8,851,624

TOTAL COMMON STOCKS (cost $814,721,314)		888,094,104

EXCHANGE TRADED FUND 0.5%
iShares Russell Mid-Cap Value ETF (cost $4,351,926)	53,379	4,436,862

TOTAL LONG-TERM INVESTMENTS (cost $819,073,240)		892,530,966

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
SHORT-TERM INVESTMENTS 5.3%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund	4,163,818	$4,163,818
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $43,137,322; includes $43,098,707 of cash collateral for securities on loan)(b)(c)	43,133,470	43,142,096

TOTAL SHORT-TERM INVESTMENTS (cost $47,301,140)		47,305,914

TOTAL INVESTMENTS 105.0% (cost $866,374,380)		939,836,880
Liabilities in excess of other assets (5.0)%		(44,857,608)

NET ASSETS 100.0%		$894,979,272

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

MLP—Master Limited Partnership

OTC—Over-the-counter

REIT—Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,806,895; cash collateral of $43,098,707 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
*	Non-income producing security.
(b)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

16

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$7,196,444	$—	$—
Airlines	33,371,867	—	—
Auto Components	20,043,167	—	—
Banks	72,289,470	—	—
Biotechnology	4,386,930	—	—
Building Products	9,247,866	—	—
Capital Markets	14,696,795	—	—
Chemicals	22,275,585	—	—
Communications Equipment	6,892,044	—	—
Construction & Engineering	14,604,918	—	—
Consumer Finance	21,975,040	—	—
Containers & Packaging	18,693,182	—	—
Diversified Financial Services	3,726,786	—	—
Diversified Telecommunication Services	10,134,516	—	—
Electric Utilities	41,341,741	—	—
Electrical Equipment	6,662,825	—	—
Electronic Equipment, Instruments & Components	3,563,656	—	—
Energy Equipment & Services	21,189,572	—	—
Equity Real Estate Investment Trusts (REITs)	75,695,547	—	—
Food Products	11,674,593	—	—
Gas Utilities	3,646,884	—	—
Health Care Providers & Services	38,212,361	—	—
Hotels, Restaurants & Leisure	32,173,359	—	—
Household Durables	9,454,479	—	—
Independent Power & Renewable Electricity Producers	8,075,340	—	—
Insurance	106,283,916	—	—
Internet & Direct Marketing Retail	2,733,403	—	—
IT Services	1,154,301	—	—
Machinery	7,075,315	—	—
Media	26,656,739	—	—
Metals & Mining	20,716,513	—	—
Mortgage Real Estate Investment Trusts (REITs)	39,573,857	—	—
Multi-Utilities	20,508,651	—	—
Multiline Retail	10,137,359	—	—
Oil, Gas & Consumable Fuels	44,752,053	—	—
Paper & Forest Products	1,748,565	—	—
Pharmaceuticals	1,229,304	—	—
Professional Services	6,159,780	—	—
Real Estate Management & Development	6,564,826	—	—
Road & Rail	4,088,840	—	—

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Specialty Retail	$45,145,885	$—	$—
Technology Hardware, Storage & Peripherals	3,281,516	—	—
Textiles, Apparel & Luxury Goods	16,662,114	—	—
Thrifts & Mortgage Finance	3,544,576	—	—
Trading Companies & Distributors	8,851,624	—	—
Exchange Traded Fund	4,436,862	—	—
Affiliated Mutual Funds	47,305,914	—	—

Total	$939,836,880	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Insurance	11.9%
Equity Real Estate Investment Trusts (REITs)	8.5
Banks	8.1
Affiliated Mutual Funds (including 4.8% of collateral for securities on loan)	5.3
Specialty Retail	5.0
Oil, Gas & Consumable Fuels	5.0
Electric Utilities	4.6
Mortgage Real Estate Investment Trusts (REITs)	4.4
Health Care Providers & Services	4.3
Airlines	3.7
Hotels, Restaurants & Leisure	3.6
Media	3.0
Chemicals	2.5
Consumer Finance	2.5
Energy Equipment & Services	2.4
Metals & Mining	2.3
Multi-Utilities	2.3
Auto Components	2.2
Containers & Packaging	2.1
Textiles, Apparel & Luxury Goods	1.9
Capital Markets	1.6
Construction & Engineering	1.6
Food Products	1.3
Multiline Retail	1.1
Diversified Telecommunication Services	1.1
Household Durables	1.1
Building Products	1.0%
Trading Companies & Distributors	1.0
Independent Power & Renewable Electricity Producers	0.9
Aerospace & Defense	0.8
Machinery	0.8
Communications Equipment	0.8
Electrical Equipment	0.7
Real Estate Management & Development	0.7
Professional Services	0.7
Exchange Traded Fund	0.5
Biotechnology	0.5
Road & Rail	0.5
Diversified Financial Services	0.4
Gas Utilities	0.4
Electronic Equipment, Instruments & Components	0.4
Thrifts & Mortgage Finance	0.4
Technology Hardware, Storage & Peripherals	0.4
Internet & Direct Marketing Retail	0.3
Paper & Forest Products	0.2
Pharmaceuticals	0.1
IT Services	0.1

105.0
Liabilities in excess of other assets	(5.0)

100.0%

See Notes to Financial Statements.

18

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$41,806,895	$(41,806,895)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	19

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $41,806,895:
Unaffiliated investments (cost $819,073,240)	$892,530,966
Affiliated investments (cost $47,301,140)	47,305,914
Receivable for investments sold	56,235,350
Receivable for Fund shares sold	2,378,387
Dividends and interest receivable	752,895
Prepaid expenses	2,616

Total assets	999,206,128

Liabilities
Payable for investments purchased	56,892,075
Payable to broker for collateral for securities on loan	43,098,707
Payable for Fund shares reacquired	3,219,729
Management fee payable	556,358
Accrued expenses	298,286
Distribution fee payable	115,473
Affiliated transfer agent fee payable	46,143
Deferred directors’ fees	85

Total liabilities	104,226,856

Net Assets	$894,979,272

Net assets were comprised of:
Common stock, at par	$41,287
Paid-in capital in excess of par	781,816,865

781,858,152
Undistributed net investment income	1,871,398
Accumulated net realized gain on investment transactions	37,787,222
Net unrealized appreciation on investments	73,462,500

Net assets, April 30, 2017	$894,979,272

See Notes to Financial Statements.

20

Class A
Net asset value and redemption price per share, ($284,478,202 ÷ 13,039,866 shares of common stock issued and outstanding)	$21.82
Maximum sales charge (5.50% of offering price)	1.27

Maximum offering price to public	$23.09

Class B
Net asset value, offering price and redemption price per share,
($7,136,425 ÷ 375,686 shares of common stock issued and outstanding)	$19.00

Class C
Net asset value, offering price and redemption price per share,
($62,248,677 ÷ 3,290,744 shares of common stock issued and outstanding)	$18.92

Class Q
Net asset value, offering price and redemption price per share,
($124,236,866 ÷ 5,651,809 shares of common stock issued and outstanding)	$21.98

Class R
Net asset value, offering price and redemption price per share,
($414,910 ÷ 18,877 shares of common stock issued and outstanding)	$21.98

Class Z
Net asset value, offering price and redemption price per share,
($416,464,192 ÷ 18,909,697 shares of common stock issued and outstanding)	$22.02

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	21

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,859)	$10,114,112
Income from securities lending, net (including affiliated income of $22,287)	41,946
Affiliated dividend income	22,719

Total income	10,178,777

Expenses
Management fee	3,511,536
Distribution fee—Class A	436,232
Distribution fee—Class B	34,760
Distribution fee—Class C	305,785
Distribution fee—Class R	1,163
Transfer agent’s fees and expenses (including affiliated expense of $110,900)	546,000
Custodian and accounting fees	70,000
Registration fees	60,000
Shareholders’ reports	37,000
Directors’ fees	12,000
Audit fee	11,000
Legal fees and expenses	11,000
Loan interest expense	1,425
Miscellaneous	20,640

Total expenses	5,058,541
Less: Management fee waiver and/or expense reimbursement	(327,867)
Distribution fee waiver—Class A	(72,705)
Distribution fee waiver—Class R	(388)

Net expenses	4,657,581

Net investment income (loss)	5,521,196

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $2,515)	40,422,877
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(3,050))	70,738,346

Net gain (loss) on investment transactions	111,161,223

Net Increase (Decrease) In Net Assets Resulting From Operations	$116,682,419

See Notes to Financial Statements.

22

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,521,196	$9,430,923
Net realized gain (loss) on investment transactions	40,422,877	14,538,731
Net change in unrealized appreciation (depreciation) on investments	70,738,346	4,912,622

Net increase (decrease) in net assets resulting from operations	116,682,419	28,882,276

Dividends and Distributions
Dividends from net investment income
Class A	(3,537,716)	(3,047,651)
Class B	(49,664)	(34,411)
Class C	(453,120)	(301,722)
Class Q	(1,534,170)	(1,103,808)
Class R	(978)	(2,777)
Class Z	(5,075,587)	(4,126,025)

	(10,651,235)	(8,616,394)

Distributions from net realized gains
Class A	(5,277,818)	(16,601,164)
Class B	(133,950)	(461,280)
Class C	(1,222,132)	(4,044,609)
Class Q	(1,757,938)	(4,268,930)
Class R	(1,778)	(20,071)
Class Z	(6,393,200)	(18,125,230)

	(14,786,816)	(43,521,284)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	164,413,211	238,485,246
Net asset value of shares issued in reinvestment of dividends and distributions	24,063,415	49,121,810
Cost of shares reacquired	(154,101,091)	(246,949,006)

Net increase (decrease) in net assets from Fund share transactions	34,375,535	40,658,050

Total increase (decrease)	125,619,903	17,402,648

Net Assets:
Beginning of period	769,359,369	751,956,721

End of period(a)	$894,979,272	$769,359,369

(a) Includes undistributed net investment income of:	$1,871,398	$7,001,437

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company. At April 30, 2017, the Company consisted of two diversified investment portfolios: Prudential Jennison Equity Income Fund and Prudential QMA Mid-Cap Value Fund (the “Fund”). The information presented in these financial statements pertains to Prudential QMA Mid-Cap Value Fund.

The investment objective of the Fund is capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Company and the Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

24

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on

Prudential QMA Mid-Cap Value Fund	25

Notes to Financial Statements (unaudited) (continued)

resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

26

Master Limited Partnerships (MLPs): The Fund may invest in MLPs. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as

Prudential QMA Mid-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s, performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of the subadvisor, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

28

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .825% of the Fund’s average daily net assets up to $1 billion and .80% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .825% for the six months ended April 30, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .748%.

PGIM Investments has contractually agreed through February 28, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .80% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $188,853 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017, it received $315, $5,658 and $1,695, in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Inc., PGIM Investments, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential QMA Mid-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc. was compensated $15,054 by PGIM Investments, for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017, were $593,851,860 and $578,501,886 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$869,005,460

Appreciation	96,900,228
Depreciation	(26,068,808)

Net Unrealized Appreciation	$70,831,420

The book basis may differ from tax basis due to certain tax-related adjustments.

30

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $.001 per share. Of the Company’s authorized capital stock, 575 million authorized shares have been allocated to the Fund and divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class Z and Class T capital stock, each of which consists of 75 million, 5 million, 30 million, 40 million, 75 million, 150 million and 200 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2017, Prudential owned 526 Class R shares of the Fund. At reporting period end, three shareholders of record held 23% of the Fund’s outstanding shares.

Prudential QMA Mid-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	1,799,194	$38,827,729
Shares issued in reinvestment of dividends and distributions	362,805	7,749,519
Shares reacquired	(1,817,383)	(38,971,602)

Net increase (decrease) in shares outstanding before conversion	344,616	7,605,646
Shares issued upon conversion from other share class(es)	72,611	1,584,347
Shares reacquired upon conversion into other share class(es)	(1,390,907)	(30,442,274)

Net increase (decrease) in shares outstanding	(973,680)	$(21,252,281)

Year ended October 31, 2016:
Shares sold	3,415,041	$62,803,630
Shares issued in reinvestment of dividends and distributions	978,009	17,447,683
Shares reacquired	(4,500,423)	(82,813,643)

Net increase (decrease) in shares outstanding before conversion	(107,373)	(2,562,330)
Shares issued upon conversion from other share class(es)	49,470	921,358
Shares reacquired upon conversion into other share class(es)	(152,903)	(2,888,349)

Net increase (decrease) in shares outstanding	(210,806)	$(4,529,321)

Class B
Six months ended April 30, 2017:
Shares sold	67,557	$1,275,048
Shares issued in reinvestment of dividends and distributions	8,765	163,466
Shares reacquired	(40,167)	(753,613)

Net increase (decrease) in shares outstanding before conversion	36,155	684,901
Shares reacquired upon conversion into other share class(es)	(17,225)	(331,320)

Net increase (decrease) in shares outstanding	18,930	$353,581

Year ended October 31, 2016:
Shares sold	28,995	$487,911
Shares issued in reinvestment of dividends and distributions	29,064	455,142
Shares reacquired	(75,344)	(1,228,960)

Net increase (decrease) in shares outstanding before conversion	(17,285)	(285,907)
Shares reacquired upon conversion into other share class(es)	(28,829)	(468,649)

Net increase (decrease) in shares outstanding	(46,114)	$(754,556)

32

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	446,089	$8,402,396
Shares issued in reinvestment of dividends and distributions	83,944	1,558,833
Shares reacquired	(307,856)	(5,732,134)

Net increase (decrease) in shares outstanding before conversion	222,177	4,229,095
Shares reacquired upon conversion into other share class(es)	(190,664)	(3,565,130)

Net increase (decrease) in shares outstanding	31,513	$663,965

Year ended October 31, 2016:
Shares sold	393,391	$6,398,656
Shares issued in reinvestment of dividends and distributions	257,300	4,013,889
Shares reacquired	(814,901)	(13,151,836)

Net increase (decrease) in shares outstanding before conversion	(164,210)	(2,739,291)
Shares reacquired upon conversion into other share class(es)	(63,736)	(1,037,772)

Net increase (decrease) in shares outstanding	(227,946)	$(3,777,063)

Class Q
Six months ended April 30, 2017:
Shares sold	1,760,252	$38,611,582
Shares issued in reinvestment of dividends and distributions	152,513	3,277,494
Shares reacquired	(1,148,298)	(24,736,339)

Net increase (decrease) in shares outstanding before conversion	764,467	17,152,737
Shares issued upon conversion from other share class(es)	4,645	100,335

Net increase (decrease) in shares outstanding	769,112	$17,253,072

Year ended October 31, 2016:
Shares sold	1,884,287	$35,122,316
Shares issued in reinvestment of dividends and distributions	299,651	5,372,738
Shares reacquired†	(950,406)	(17,922,775)

Net increase (decrease) in shares outstanding	1,233,532	22,572,279

Class R
Six months ended April 30, 2017:
Shares sold	14,719	$318,930
Shares issued in reinvestment of dividends and distributions	127	2,756
Shares reacquired	(497)	(10,674)

Net increase (decrease) in shares outstanding	14,349	$311,012

Year ended October 31, 2016:
Shares sold	1,048	$19,987
Shares issued in reinvestment of dividends and distributions	1,271	22,848
Shares reacquired	(15,157)	(295,973)

Net increase (decrease) in shares outstanding	(12,838)	$(253,138)

Prudential QMA Mid-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2017:
Shares sold	3,530,035	$76,977,526
Shares issued in reinvestment of dividends and distributions	525,132	11,311,347
Shares reacquired	(3,860,908)	(83,896,729)

Net increase (decrease) in shares outstanding before conversion	194,259	4,392,144
Shares issued upon conversion from other share class(es)	1,486,933	32,791,814
Shares reacquired upon conversion into other share class(es)	(6,295)	(137,772)

Net increase (decrease) in shares outstanding	1,674,897	$37,046,186

Year ended October 31, 2016:
Shares sold	7,279,946	$133,652,746
Shares issued in reinvestment of dividends and distributions	1,212,987	21,809,510
Shares reacquired	(7,010,845)	(131,535,819)

Net increase (decrease) in shares outstanding before conversion	1,482,088	23,926,437
Shares issued upon conversion from other share class(es)	191,321	3,639,566
Shares reacquired upon conversion into other share class(es)	(8,776)	(166,154)

Net increase (decrease) in shares outstanding	1,664,633	$27,399,849

†	Includes affiliated redemption of 85 shares with a value of $1,693 for Class Q shares.

Note 7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 11 days that the Fund had loans outstanding during the period was $2,477,545 borrowed at a weighted average interest rate of 1.88%. The maximum loan balance outstanding during the period was $6,116,000. At April 30, 2017, the Fund did not have an outstanding loan balance.

34

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential QMA Mid-Cap Value Fund	35

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.48		$20.29	$21.57	$20.51	$15.25	$13.83
Income (loss) from investment operations:
Net investment income (loss)	.13		.22	.23	.17	.23	.17
Net realized and unrealized gain (loss) on investments	2.84		.34	(.23)	2.92	5.24	1.36
Total from investment operations	2.97		.56	-	3.09	5.47	1.53
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.21)	(.12)	(.15)	(.21)	(.11)
Distributions from net realized gains	(.38)		(1.16)	(1.16)	(1.88)	-	-
Total dividends and distributions	(.63)		(1.37)	(1.28)	(2.03)	(.21)	(.11)
Net asset value, end of period	$21.82		$19.48	$20.29	$21.57	$20.51	$15.25
Total Return(a):	15.34%		3.38%	.15%	16.54%	36.32%	11.16%

Ratios/Supplemental Data:
Net assets, end of period (000)	$284,478		$272,964	$288,607	$218,957	$120,387	$79,133
Average net assets (000)	$293,232		$277,601	$267,085	$159,125	$94,162	$70,433
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.20%	(d)	1.20%	1.21%	1.22%	1.40%	1.67%
Expenses before waivers and/or expense reimbursement	1.33%	(d)	1.34%	1.35%	1.42%	1.52%	1.67%
Net investment income (loss)	1.21%	(d)	1.16%	1.09%	.81%	1.27%	1.16%
Portfolio turnover rate	68%	(e)	87%	101%	87%	83%	25%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.99		$17.88	$19.17	$18.46	$13.76	$12.48
Income (loss) from investment operations:
Net investment income (loss)	.04		.07	.07	.02	.08	.05
Net realized and unrealized gain (loss) on investments	2.49		.28	(.20)	2.61	4.74	1.25
Total from investment operations	2.53		.35	(.13)	2.63	4.82	1.30
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.08)	-	(.04)	(.12)	(.02)
Distributions from net realized gains	(.38)		(1.16)	(1.16)	(1.88)	-	-
Total dividends and distributions	(.52)		(1.24)	(1.16)	(1.92)	(.12)	(.02)
Net asset value, end of period	$19.00		$16.99	$17.88	$19.17	$18.46	$13.76
Total Return(a):	14.95%		2.57%	(.59)%	15.66%	35.28%	10.40%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,136		$6,063	$7,202	$7,959	$5,409	$2,476
Average net assets (000)	$7,010		$6,263	$7,886	$7,163	$3,331	$2,672
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	(d)	1.95%	1.96%	1.97%	2.15%	2.42%
Expenses before waivers and/or expense reimbursement	2.03%	(d)	2.04%	2.05%	2.12%	2.28%	2.42%
Net investment income (loss)	.44%	(d)	.43%	.35%	.08%	.48%	.40%
Portfolio turnover rate	68%	(e)	87%	101%	87%	83%	25%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.93		$17.81	$19.10	$18.40	$13.72	$12.44
Income (loss) from investment operations:
Net investment income (loss)	.04		.07	.06	.02	.08	.05
Net realized and unrealized gain (loss) on investments	2.47		.29	(.19)	2.60	4.72	1.25
Total from investment operations	2.51		.36	(.13)	2.62	4.80	1.30
Less Dividends and Distributions:
Dividends from net investment income	(.14)		(.08)	-	(.04)	(.12)	(.02)
Distributions from net realized gains	(.38)		(1.16)	(1.16)	(1.88)	-	-
Total dividends and distributions	(.52)		(1.24)	(1.16)	(1.92)	(.12)	(.02)
Net asset value, end of period	$18.92		$16.93	$17.81	$19.10	$18.40	$13.72
Total Return(a):	14.89%		2.64%	(.59)%	15.66%	35.24%	10.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$62,249		$55,164	$62,110	$50,573	$37,532	$25,976
Average net assets (000)	$61,664		$57,300	$59,460	$43,599	$30,636	$26,591
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.95%	(d)	1.95%	1.96%	1.97%	2.15%	2.42%
Expenses before waivers and/or expense reimbursement	2.03%	(d)	2.04%	2.05%	2.12%	2.27%	2.42%
Net investment income (loss)	.45%	(d)	.42%	.34%	.08%	.53%	.40%
Portfolio turnover rate	68%	(e)	87%	101%	87%	83%	25%

(a)	Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.65		$20.47	$21.75	$20.69	$15.39	$13.95
Income (loss) from investment operations:
Net investment income (loss)	.17		.29	.31	.23	.31	.24
Net realized and unrealized gain (loss) on investments	2.87		.35	(.23)	2.94	5.28	1.38
Total from investment operations	3.04		.64	.08	3.17	5.59	1.62
Less Dividends and Distributions:
Dividends from net investment income	(.33)		(.30)	(.20)	(.23)	(.29)	(.18)
Distributions from net realized gains	(.38)		(1.16)	(1.16)	(1.88)	-	-
Total dividends and distributions	(.71)		(1.46)	(1.36)	(2.11)	(.29)	(.18)
Net asset value, end of period	$21.98		$19.65	$20.47	$21.75	$20.69	$15.39
Total Return(a):	15.56%		3.79%	.55%	16.87%	36.91%	11.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$124,237		$95,960	$74,707	$31,261	$20,759	$5,699
Average net assets (000)	$108,853		$82,160	$43,995	$23,206	$7,480	$8,116
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(d)	.80%	.80%	.91%	.96%	1.14%
Expenses before waivers and/or expense reimbursement	.88%	(d)	.89%	.89%	.97%	1.10%	1.14%
Net investment income (loss)	1.58%	(d)	1.54%	1.50%	1.14%	1.67%	1.67%
Portfolio turnover rate	68%	(e)	87%	101%	87%	83%	25%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2017		Year Ended October 31, 2016	December 22, 2014(f) through October 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.60		$20.40	$20.98
Income (loss) from investment operations:
Net investment income (loss)	.08		.18	.12
Net realized and unrealized gain (loss) on investments	2.89		.34	(.70)
Total from investment operations	2.97		.52	(.58)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.16)	-
Distributions from net realized gains	(.38)		(1.16)	-
Total dividends and distributions	(.59)		(1.32)	-
Net asset value, end of period (000)	$21.98		$19.60	$20.40
Total Return(a):	15.21%		3.12%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$415		$89	$354
Average net assets (000)	$313		$293	$261
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45%	(d)	1.45%	1.51%	(d)
Expenses before waivers and/or expense reimbursement	1.78%	(d)	1.79%	1.81%	(d)
Net investment income (loss)	.77%	(d)	.99%	.67%	(d)
Portfolio turnover rate	68%	(e)	87%	101%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$19.68		$20.49	$21.76	$20.68	$15.38	$13.94
Income (loss) from investment operations:
Net investment income (loss)	.15		.26	.28	.21	.25	.20
Net realized and unrealized gain (loss) on investments	2.87		.35	(.22)	2.95	5.30	1.38
Total from investment operations	3.02		.61	.06	3.16	5.55	1.58
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.26)	(.17)	(.20)	(.25)	(.14)
Distributions from net realized gains	(.38)		(1.16)	(1.16)	(1.88)	-	-
Total dividends and distributions	(.68)		(1.42)	(1.33)	(2.08)	(.25)	(.14)
Net asset value, end of period	$22.02		$19.68	$20.49	$21.76	$20.68	$15.38
Total Return(a):	15.43%		3.64%	.45%	16.80%	36.60%	11.51%

Ratios/Supplemental Data:
Net assets, end of period (000)	$416,464		$339,119	$318,977	$173,716	$27,007	$6,093
Average net assets (000)	$387,265		$332,406	$262,069	$82,847	$12,271	$5,660
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.95%	(d)	.95%	.96%	.97%	1.10%	1.42%
Expenses before waivers and/or expense reimbursement	1.03%	(d)	1.04%	1.05%	1.11%	1.26%	1.42%
Net investment income (loss)	1.44%	(d)	1.40%	1.31%	1.02%	1.36%	1.39%
Portfolio turnover rate	68%	(e)	87%	101%	87%	83%	25%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Mid-Cap Value Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential QMA Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA MID-CAP VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SPRAX	SVUBX	NCBVX	PMVQX	SDVRX	SPVZX
CUSIP	74441L105	74441L204	74441L303	74441L824	74441L782	74441L709

MF202E2

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017